UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

MID CAP CORE FUND

FORM N-Q

February 29, 2008

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited)	February 29, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.5%
341,720	BorgWarner Inc.	$14,731,549

Household Durables - 5.5%
262,000	Mohawk Industries Inc. *	18,709,420
965,000	Tempur-Pedic International Inc.	16,810,300
860,000	Toll Brothers Inc. *	18,240,600

	Total Household Durables	53,760,320

Media - 0.9%
1,400,000	Warner Music Group Corp.	8,400,000

Specialty Retail - 3.6%
800,000	American Eagle Outfitters Inc.	17,096,000
335,000	Sherwin-Williams Co.	17,346,300

	Total Specialty Retail	34,442,300

	TOTAL CONSUMER DISCRETIONARY	111,334,169

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
745,000	Casey’s General Stores Inc.	18,662,250

ENERGY - 11.8%
Energy Equipment & Services - 6.3%
81,000	Diamond Offshore Drilling Inc.	9,787,230
1,347,100	ION Geophysical Corp. *	17,902,959
625,000	Nabors Industries Ltd. *	19,706,250
200,834	Weatherford International Ltd. *	13,841,479

	Total Energy Equipment & Services	61,237,918

Oil, Gas & Consumable Fuels - 5.5%
490,000	Newfield Exploration Co. *	27,136,200
455,000	SandRidge Energy Inc. *	17,126,200
165,000	Valero Energy Corp.	9,532,050

	Total Oil, Gas & Consumable Fuels	53,794,450

	TOTAL ENERGY	115,032,368

FINANCIALS - 12.3%
Capital Markets - 3.7%
240,000	AllianceBernstein Holding LP	14,892,000
514,300	Highlands Acquisition Corp. *	4,692,988
645,000	Invesco Ltd.	16,518,450

	Total Capital Markets	36,103,438

Insurance - 4.5%
275,000	Allied World Assurance Holdings Ltd.	11,976,250
220,000	PartnerRe Ltd.	16,915,800
760,000	Progressive Corp.	13,930,800
743,900	Security Capital Assurance Ltd.	1,130,728

	Total Insurance	43,953,578

Real Estate Management & Development - 0.9%
525,000	DuPont Fabros Technology Inc.	8,820,000

Thrifts & Mortgage Finance - 3.2%
21,070	Astoria Financial Corp.	551,402
950,000	Hudson City Bancorp Inc.	15,076,500
906,000	People’s United Financial Inc.	15,275,160

	Total Thrifts & Mortgage Finance	30,903,062

	TOTAL FINANCIALS	119,780,078

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 29, 2008

SHARES	SECURITY	VALUE
HEALTH CARE - 12.9%
Biotechnology - 3.5%
560,000	ImClone Systems Inc. *	$25,205,600
475,000	Vertex Pharmaceuticals Inc. *	8,312,500
	Total Biotechnology	33,518,100
Health Care Providers & Services - 6.6%
380,000	Magellan Health Services Inc. *	16,465,400
535,000	Patterson Cos. Inc. *	18,832,000
440,000	Pediatrix Medical Group Inc. *	29,044,400
	Total Health Care Providers & Services	64,341,800
Pharmaceuticals - 2.8%
416,000	Elan Corp. PLC, ADR *	9,472,320
300,000	Shire PLC, ADR	17,532,000
	Total Pharmaceuticals	27,004,320
	TOTAL HEALTH CARE	124,864,220
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.9%
180,000	L-3 Communications Holdings Inc.	19,132,200
Commercial Services & Supplies - 6.1%
620,000	Monster Worldwide Inc. *	16,485,800
750,000	Quanta Services Inc. *	17,910,000
775,000	R.R. Donnelley & Sons Co.	24,668,250
	Total Commercial Services & Supplies	59,064,050
Construction & Engineering - 1.9%
283,000	Shaw Group Inc. *	18,219,540
Electrical Equipment - 1.5%
360,000	Thomas & Betts Corp. *	14,454,000
Machinery - 4.2%
205,000	AGCO Corp. *	13,296,300
306,500	Dover Corp.	12,722,815
225,000	Parker Hannifin Corp.	14,541,750
	Total Machinery	40,560,865
Trading Companies & Distributors - 2.1%
515,000	WESCO International Inc. *	20,600,000
	TOTAL INDUSTRIALS	172,030,655
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.8%
1,058,200	Comverse Technology Inc. *	17,428,554
Computers & Peripherals - 3.0%
2,800,000	Palm Inc.	18,116,000
350,000	Western Digital Corp. *	10,804,500
	Total Computers & Peripherals	28,920,500
Electronic Equipment & Instruments - 1.8%
1,000,000	Insight Enterprises Inc. *	17,530,000
Internet Software & Services - 3.3%
445,000	Digital River Inc. *	14,520,350
510,000	VeriSign Inc. *	17,748,000
	Total Internet Software & Services	32,268,350
IT Services - 1.5%
350,000	Fidelity National Information Services Inc.	14,521,500
Semiconductors & Semiconductor Equipment - 3.0%
363,000	Lam Research Corp. *	14,607,120

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 29, 2008

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 3.0% (continued)
2,900,000	LSI Corp. *	$14,616,000
	Total Semiconductors & Semiconductor Equipment	29,223,120
Software - 2.4%
1,050,000	Check Point Software Technologies Ltd. *	23,016,000
	TOTAL INFORMATION TECHNOLOGY	162,908,024
MATERIALS - 2.2%
Chemicals - 2.2%
370,000	Cytec Industries Inc.	21,193,600
UTILITIES - 5.9%
Electric Utilities - 2.6%
235,500	Integrys Energy Group Inc.	10,816,515
585,000	Pepco Holdings Inc.	14,782,950
	Total Electric Utilities	25,599,465
Independent Power Producers & Energy Traders - 1.9%
440,000	NRG Energy Inc. *	18,158,800
Multi-Utilities - 1.4%
264,000	Sempra Energy	14,026,320
	TOTAL UTILITIES	57,784,585
	TOTAL COMMON STOCKS (Cost — $894,887,205)	903,589,949
WARRANT
WARRANT - 0.0%
514,300	Highlands Acquisition Corp., Expires 10/3/12* (Cost - $417,612)	280,293
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $895,304,817)	903,870,242
FACE AMOUNT
SHORT-TERM INVESTMENT - 7.3%
Repurchase Agreement - 7.3%
$71,430,000	Interest in $705,770,000 joint tri-party repurchase agreement dated 2/29/08 with Greenwich Capital Markets Inc., 3.060% due 3/3/08; Proceeds at maturity - $71,448,215; (Fully collateralized by various U.S. government agency obligations, 3.000% to 7.250% due 8/6/08 to 3/14/36; Market value - $72,858,715) (Cost - $71,430,000)	71,430,000
	TOTAL INVESTMENTS — 100.3% (Cost — $966,734,817#)	975,300,242
	Liabilities in Excess of Other Assets — (0.3)%	(3,242,198)
	TOTAL NET ASSETS — 100.0%	$972,058,044

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	2/29/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$975,300,242	$903,870,242	$71,430,000	—

4

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$113,066,197
Gross unrealized depreciation	(104,500,772)

Net unrealized appreciation	$8,565,425

4. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 25, 2008